PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income	$ 195		$ 195
Cost of Goods Sold
Depreciation	584,000	$ 769,000	1,168,000	$ 1,283,000	$ 2,830,000	$ 2,921,000	$ 211,000
Property and equipment, net [Member]
Depreciation	$ 946,000	$ 1,044,000	$ 1,844,000	$ 1,909,000	$ 3,848,000	$ 3,854,000	$ 312,000